DEFERRED REVENUE - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue revenue recognized	¥ 546,975	¥ 323,551	¥ 112,295